UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07643
                                                    ----------

                               Phoenix PHOLIOs(SM)
     ----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
     ----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

            Kevin J. Carr, Esq.
 Vice President, Chief Legal Officer,                 John H. Beers, Esq.
 Counsel and Secretary for Registrant              Vice President and Counsel
    Phoenix Life Insurance Company               Phoenix Life Insurance Company
           One American Row                             One American Row
       Hartford, CT 06103-2899                      Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                        Date of fiscal year end: July 31
                                                --------

                    Date of reporting period: April 30, 2007
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


                    COMPOSITION BY UNDERLYING FUND
              AS A PERCENTAGE OF TOTAL INVESTMENTS
                              AS OF APRIL 30, 2007

                                                          Wealth     Wealth      Wealth
                                                       Accumulator  Builder     Guardian    Diversifier
                                                          PHOLIO     PHOLIO      PHOLIO        PHOLIO
-------------------------------------------------------------------------------------------------------

iShares Goldman Sachs Natural Resources Index Fund         0.0%       0.0%        0.0%         10.4%

      PowerShares DB Commodity Index Tracking Fund         0.0%       0.0%        0.0%         15.1%

                         Phoenix Bond Fund Class A         0.0%       7.2%       15.0%          0.0%

               Phoenix Dynamic Growth Fund Class A         4.6%       3.8%        3.1%          0.0%

        Phoenix Foreign Opportunities Fund Class A         8.5%       6.2%        4.2%          0.0%

               Phoenix Capital Growth Fund Class A         7.9%       6.3%        5.1%          0.0%

             Phoenix Global Utilities Fund Class A         4.0%       4.3%        2.1%         26.4%

              Phoenix Growth & Income Fund Class A        14.8%      11.6%        8.5%          0.0%

         Phoenix Growth Opportunities Fund Class A         7.8%       6.3%        5.1%          0.0%

      Phoenix Insight High Yield Bond Fund Class A         0.0%       1.9%        3.9%          0.0%

           Phoenix Institutional Bond Fund Class Y         0.0%       7.2%       15.0%          0.0%

     Phoenix International Strategies Fund Class A        12.3%      10.0%        8.3%          0.0%

               Phoenix Market Neutral Fund Class A         6.6%       7.0%        5.7%         14.9%

                Phoenix Mid-Cap Value Fund Class A         5.3%       4.0%        3.1%          0.0%

 Phoenix Multi-Sector Short Term Bond Fund Class A         0.0%       1.8%        3.8%          9.2%

          Phoenix Value Opportunities Fund Class A        14.7%      11.0%        8.9%          0.0%

       Phoenix Real Estate Securities Fund Class A         3.9%       3.7%        2.1%         24.0%

             Phoenix Small-Cap Growth Fund Class A         5.0%       3.8%        3.0%          0.0%

              Phoenix Small-Cap Value Fund Class A         4.6%       3.9%        3.1%          0.0%

                                                   --------------------------------------------------
                                                           100%       100%        100%          100%
                                                   ==================================================

PHOENIX PHOLIOS(SM)
GLOSSARY
APRIL 30, 2007 (UNAUDITED)


Exchange Traded Funds
Portfolios of stocks or bonds that track a specific market index.

Fund of funds
A mutual fund that invests in the shares of other open-end mutual funds according to an established asset allocation model, resulting in a diversified portfolio of asset classes and investment strategies appropriate for pursuit of the overall investment objective.

iShares
Represents shares of an open-end Exchange Traded Fund.

REIT (Real Estate Investment Trust)
Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

Phoenix Wealth Accumulator PHOLIO


                                         SCHEDULE OF INVESTMENTS
                                              APRIL 30, 2007
                                               (UNAUDITED)


                                                   SHARES           VALUE
                                                 -----------    -------------

MUTUAL FUNDS--99.6%

DOMESTIC EQUITY FUNDS(c)--74.9%
Phoenix Capital Growth Fund Class A(b)              56,087      $   925,432
Phoenix Dynamic Growth Fund Class A(b)              47,012          543,927
Phoenix Growth & Income Fund Class A                95,765        1,738,131
Phoenix Growth Opportunities Fund Class A(b)        66,886          921,015
Phoenix Market Neutral Fund Class A                 71,136          772,532
Phoenix Mid-Cap Value Fund Class A                  22,844          624,089
Phoenix Real Estate Securities Fund Class A         12,437          461,648
Phoenix Small-Cap Growth Fund Class A(b)            16,155          586,578
Phoenix Small-Cap Value Fund Class A                31,521          546,260
Phoenix Value Opportunities Fund Class A           129,614        1,729,045
                                                               -------------
                                                                  8,848,657
                                                               -------------

FOREIGN EQUITY FUNDS(c)--24.7%
Phoenix Foreign Opportunities Fund Class A          37,373          996,353
Phoenix Global Utilities Fund Class A               34,686          474,154
Phoenix International Strategies Fund Class A       96,911        1,445,915
                                                               -------------
                                                                  2,916,422
                                                               -------------
----------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $10,740,420)                                    11,765,079
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.6%
(IDENTIFIED COST $10,740,420)                                    11,765,079
                                                               -------------


                                                 PAR VALUE
                                                   (000)            VALUE
                                                 ---------      -------------

SHORT-TERM INVESTMENTS--0.9%

COMMERCIAL PAPER(d)--0.9%
UBS Finance Delaware LLC 5.26%, 5/1/07             $   105      $   105,000
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $105,000)                                          105,000
----------------------------------------------------------------------------


TOTAL INVESTMENTS--100.5%
(IDENTIFIED COST $10,845,420)                                    11,870,079(a)

Other assets and liabilities, net--(0.5)%                           (64,918)
                                                               -------------
NET ASSETS--100.0%                                              $11,805,161
                                                               =============
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,077,152 and gross depreciation of $82,353 for federal income tax purposes. At April 30, 2007, the aggregate cost of securities for federal income tax purposes was $10,875,280.
(b)  Non-income producing.
(c)  Affiliated Fund.
(d)  The rate shown is the discount rate.

Phoenix Wealth Builder PHOLIO


                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2007
                                   (UNAUDITED)




                                                   SHARES          VALUE
                                                 -----------   -------------

MUTUAL FUNDS--99.7%

DOMESTIC EQUITY FUNDS(c)--61.2%
Phoenix Capital Growth Fund Class A(b)             519,839    $   8,577,338
Phoenix Dynamic Growth Fund Class A(b)             451,730        5,226,520
Phoenix Growth & Income Fund Class A               867,869       15,751,821
Phoenix Growth Opportunities Fund Class A(b)       619,564        8,531,402
Phoenix Market Neutral Fund Class A                881,449        9,572,531
Phoenix Mid-Cap Value Fund Class A                 202,549        5,533,632
Phoenix Real Estate Securities Fund Class A        137,279        5,095,800
Phoenix Small-Cap Growth Fund Class A(b)           144,792        5,257,416
Phoenix Small-Cap Value Fund Class A               304,322        5,273,908
Phoenix Value Opportunities Fund Class A         1,127,154       15,036,240
                                                              --------------
                                                                 83,856,608
                                                              --------------

FOREIGN EQUITY FUNDS(c)--20.4%
Phoenix Foreign Opportunities Fund Class A         319,454        8,516,637
Phoenix Global Utilities Fund Class A              422,744        5,778,908
Phoenix International Strategies Fund Class A      919,882       13,724,639
                                                              --------------
                                                                 28,020,184
                                                              --------------

DOMESTIC FIXED INCOME FUNDS(c)--18.1%
Phoenix Bond Fund Class A                          954,531        9,841,218
Phoenix Insight High Yield Bond Fund Class A       207,217        2,625,439
Phoenix Institutional Bond Fund Class Y            312,404        9,828,241
Phoenix Multi-Sector Short Term Bond Fund
  Class A                                          518,852        2,469,735
                                                              --------------
                                                                 24,764,633
                                                              --------------
----------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $118,228,020)                                  136,641,425
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.7%
(IDENTIFIED COST $118,228,020)                                  136,641,425
                                                              --------------


                                                 PAR VALUE
                                                   (000)           VALUE
                                                 ---------     -------------

SHORT-TERM INVESTMENTS--0.3%

COMMERCIAL PAPER(d)--0.3%
Old Line Funding LLC 5.30%, 5/1/07                   $ 410        $ 410,000
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $410,000)                                          410,000
----------------------------------------------------------------------------


TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $118,638,020)                                  137,051,425(a)

Other assets and liabilities, net--0.0%                             (59,250)
                                                              --------------
NET ASSETS--100.0%                                            $ 136,992,175
                                                              ==============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $19,281,943 and gross depreciation of $1,183,615 for federal income tax purposes. At April 30, 2007, the aggregate cost of securities for federal income tax purposes was $118,953,097.
(b)  Non-income producing.
(c)  Affiliated Funds.
(d)  The rate shown is the discount rate.

Phoenix Wealth Guardian PHOLIO


                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2007
                                   (UNAUDITED)




                                                   SHARES          VALUE
                                                 -----------   -------------

MUTUAL FUNDS--99.6%

DOMESTIC EQUITY FUNDS(c)--47.5%
Phoenix Capital Growth Fund Class A(b)             192,705     $  3,179,639
Phoenix Dynamic Growth Fund Class A(b)             165,108        1,910,299
Phoenix Growth & Income Fund Class A               291,265        5,286,462
Phoenix Growth Opportunities Fund Class A(b)       229,674        3,162,610
Phoenix Market Neutral Fund Class A                328,632        3,568,944
Phoenix Mid-Cap Value Fund Class A                  71,306        1,948,074
Phoenix Real Estate Securities Fund Class A         34,459        1,279,133
Phoenix Small-Cap Growth Fund Class A(b)            51,225        1,859,978
Phoenix Small-Cap Value Fund Class A               109,659        1,900,394
Phoenix Value Opportunities Fund Class A           413,109        5,510,874
                                                               -------------
                                                                 29,606,407
                                                               -------------

FOREIGN EQUITY FUNDS(c)--14.6%
Phoenix Foreign Opportunities Fund Class A          98,508        2,626,213
Phoenix Global Utilities Fund Class A               97,600        1,334,196
Phoenix International Strategies Fund Class A      346,470        5,169,339
                                                               -------------
                                                                  9,129,748
                                                               -------------

DOMESTIC FIXED INCOME FUNDS(c)--37.5%
Phoenix Bond Fund Class A                          901,124        9,290,584
Phoenix Insight High Yield Bond Fund Class A       191,646        2,428,153
Phoenix Institutional Bond Fund Class Y            296,053        9,313,837
Phoenix Multi-Sector Short Term Bond Fund
  Class A                                          493,248        2,347,859
                                                               -------------
                                                                 23,380,433
                                                               -------------
----------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $56,222,520)                                    62,116,588
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.6%
(IDENTIFIED COST $56,222,520)                                    62,116,588
                                                               -------------


                                                 PAR VALUE
                                                   (000)           VALUE
                                                 ---------     -------------

SHORT-TERM INVESTMENTS--0.8%

COMMERCIAL PAPER(d)--0.8%
Old Line Funding LLC 5.30%, 5/1/07                 $   500     $    500,000
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $500,000)                                          500,000
----------------------------------------------------------------------------


TOTAL INVESTMENTS--100.4%
(IDENTIFIED COST $56,722,520)                                    62,616,588(a)

Other assets and liabilities, net--(0.4)%                          (264,138)
                                                               -------------
NET ASSETS--100.0%                                             $ 62,352,450
                                                               =============
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $6,195,442 and gross depreciation of $546,735 for federal income tax purposes. At April 30, 2007, the aggregate cost of securities for federal income tax purposes was $56,967,881.
(b)  Non-income producing.
(c)  Affiliated Fund.
(d)  The rate shown is the discount rate.

Phoenix Diversifier PHOLIO


                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2007
                                   (UNAUDITED)



                                                   SHARES         VALUE
                                                 -----------   -------------

MUTUAL FUNDS--74.2%

DOMESTIC EQUITY FUNDS(b)--38.7%
Phoenix Market Neutral Fund Class A              1,563,739     $ 16,982,210
Phoenix Real Estate Securities Fund Class A        736,766       27,348,735
                                                               -------------
                                                                 44,330,945
                                                               -------------

FOREIGN EQUITY FUND(b)--26.4%
Phoenix Global Utilities Fund Class A            2,206,950       30,169,003

DOMESTIC FIXED INCOME FUNDS(b)--9.1%
Phoenix Multi-Sector Short Term Bond Fund
  Class A                                        2,197,936       10,462,177
----------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $81,734,847)                                    84,962,125
----------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--25.4%
iShares Goldman Sachs Natural Resources Index
  Fund                                             108,035       11,931,385
PowerShares DB Commodity Index Tracking Fund       672,465       17,168,032
----------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $27,119,090)                                    29,099,417
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.6%
(IDENTIFIED COST $108,853,937)                                  114,061,542
                                                               -------------


                                                 PAR VALUE
                                                   (000)          VALUE
                                                 ---------     -------------

SHORT-TERM INVESTMENTS--0.3%

COMMERCIAL PAPER(c)--0.3%
Old Line Funding LLC 5.30%, 5/1/07                 $   375     $    375,000
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $375,000)                                          375,000
----------------------------------------------------------------------------


TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $109,228,937)                                  114,436,542(a)

Other assets and liabilities, net--0.1%                             122,790
                                                               -------------
NET ASSETS--100.0%                                             $114,559,332
                                                               =============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $4,994,081 and gross depreciation of $32,497 for federal income tax purposes. At April 30, 2007, the aggregate cost of securities for federal income tax purposes was $109,474,958.
(b)  Affiliated Fund.
(c)  The rate shown is the discount rate.

PHOENIX PHOLIOs(SM)
NOTES TO SCHEDULES OF INVESTMENTS
APRIL 30, 2007 (Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies consistently followed by the Phoenix PHOLIOs(SM) in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

A.  SECURITY VALUATION
     Investments in the underlying funds are valued at each fund's net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 pm eastern time).

     As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees. In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

     Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B.  SECURITY TRANSACTIONS AND RELATED INCOME
     Security transactions are recorded on the trade date. Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Realized gains and losses are determined on the identified cost basis. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method.

NOTE 2--OTHER
     The Funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments made by each Fund within each of its principal investment strategies may represent a significant portion of an underlying fund's net assets. At April 30, 2007, the Funds were the owner of record of the following approximate percentages of the total outstanding shares of the underlying funds as detailed below:

                                                   % Held              % Held
                                                   Wealth              Wealth          % Held
                                                   Builder             Guardian        Diversifier
Underlying Fund                                    PHOLIO              PHOLIO          PHOLIO
---------------                                    ------              ------          ------
Phoenix Bond Fund                                    11%                 10%              -
Phoenix Dynamic Growth Fund                          42                  16               -
Phoenix Global Utilities Fund                        11                   -              57%
Phoenix International Strategies Fund                14                   -               -
Phoenix Market Neutral Fund                          15                   -              26
Phoenix Value Opportunities Fund                     34                  13               -

     The investments of the other Funds do not represent greater than 10% of the underlying funds' total outstanding shares.

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Phoenix PHOLIOs(SM)
            --------------------------------------------------------------------
By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date  June 21, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date  June 21, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date  June 21, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.